Jun. 18, 2018
GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Service, Investor, Class R6, Class T and Class P Shares of the
Goldman Sachs Technology Opportunities Fund
(the “Fund”)

Supplement dated June 18, 2018 to the
Summary Prospectus (“Multi-Class Summary”), Statutory Prospectus (“Multi-Class Prospectus”) and Statement of Additional Information (“SAI”), each dated December 29, 2017, each as supplemented to date (with respect to Class A, Class C, Institutional, Service, Investor, Class R6 and Class T Shares)
and to the Summary Prospectus (“Class P Summary” and, together with the Multi-Class Summary, the “Summary Prospectuses”), Statutory Prospectus (“Class P Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s benchmark index. These changes will be effective July 2, 2018 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs Technology Opportunities Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section of the Fund’s Summary Prospectuses:

The Fund’s benchmark index is the NASDAQ Composite Total Return Index.

The following sentence is added after the first sentence under the “Goldman Sachs Technology Opportunities Fund—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:

As of July 2, 2018, the Fund’s benchmark index was changed from the S&P North American Technology Sector Index to the NASDAQ Composite Total Return Index. The Adviser believes that the NASDAQ Composite Total Return Index is a more appropriate index against which to measure performance in light of the Fund’s investment strategy.

The following is added above the last row for Class A Shares in the table under the “Goldman Sachs Technology Opportunities Fund—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary:

NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)***	8.84%	16.97%	9.46%	N/A∧

***	Effective July 2, 2018, the Fund’s benchmark index was changed from the S&P North American Technology Sector Index to the NASDAQ Composite Total Return Index. Because September 30, 2010 is the inception date for Investor Shares, the “Since Inception” performance for the NASDAQ Composite Total Return Index with respect to Investor Shares is 15.32%.
∧	The NASDAQ Composite Total Return Index commenced operations on September 24, 2003. Since the NASDAQ Composite Total Return Index has not been in existence as long as the Fund, Since Inception returns are not available.

The following is added above the last row for Institutional Shares in the table under the “Goldman Sachs Technology Opportunities Fund—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary:

NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)**	29.64%	19.39%	11.21%	N/A∧
**	Effective July 2, 2018, the Fund’s benchmark index was changed from the S&P North American Technology Sector Index to the NASDAQ Composite Total Return Index.
∧	The NASDAQ Composite Total Return Index commenced operations on September 23, 2003. Since the NASDAQ Composite Total Return Index has not been in existence as long as the Fund, Since Inception returns are not available.